Summary of Significant Accounting Policies (Details) - Estimated useful lives of assets	12 Months Ended
Dec. 31, 2012
Equipment [Member]
Summary of Significant Accounting Policies (Details) - Estimated useful lives of assets [Line Items]
Property, Plant and Equipment, Useful Life	3 to 5 years
Tools and Molds [Member]
Summary of Significant Accounting Policies (Details) - Estimated useful lives of assets [Line Items]
Property, Plant and Equipment, Useful Life	3 years
Leasehold Improvements [Member]
Summary of Significant Accounting Policies (Details) - Estimated useful lives of assets [Line Items]
Property, Plant and Equipment, Useful Life	3 to 5 years, or remaining lease term if shorter
Furniture and Fixtures [Member]
Summary of Significant Accounting Policies (Details) - Estimated useful lives of assets [Line Items]
Property, Plant and Equipment, Useful Life	5 years